Accrued expenses (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accrued project costs and royalties	SFr 3,410	SFr 1,972
Accrued payroll and bonuses	6,002	4,967
Other	563	779
Accrued expenses	SFr 9,975	SFr 7,718